Appendix 6 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables [Line Items]
Trade and other current receivables	$ 419,752,286	$ 445,071,856
Non-current receivables	36,182,399	33,500,105
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	463,626,345	484,533,736
Non-current receivables	36,182,399	33,500,105
Portfolio By Type
Trade and Other Receivables [Line Items]
Trade and other current receivables	291,372,543
Portfolio By Type | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	33,630,393	34,119,100
Portfolio By Type | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	17,506,620	14,480,516
Portfolio By Type | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,996,144	4,262,852
Portfolio By Type | 91 - 120 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,189,405	2,265,532
Portfolio By Type | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,565,337	5,983,874
Portfolio By Type | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,861,581	2,940,939
Portfolio By Type | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,470,973	2,126,283
Portfolio By Type | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,796,958	4,246,731
Portfolio By Type | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	54,604,283	63,349,579
Portfolio By Type | Current Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		280,408,709
Portfolio By Type | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	415,039,522	414,184,115
Non-current receivables	1,917,828	8,369,878
Portfolio By Type | Trade receivables, generation [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	186,724,468
Portfolio By Type | Trade receivables, generation [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	45,285
Portfolio By Type | Trade receivables, generation [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,057,994	2,770,582
Portfolio By Type | Trade receivables, generation [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	333,079	1,165,177
Portfolio By Type | Trade receivables, generation [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	279,100	773,502
Portfolio By Type | Trade receivables, generation [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,021	900,093
Portfolio By Type | Trade receivables, generation [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	42,015	5,101,117
Portfolio By Type | Trade receivables, generation [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	334,298	13,609
Portfolio By Type | Trade receivables, generation [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	399,552	553,986
Portfolio By Type | Trade receivables, generation [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	228,498	3,593,733
Portfolio By Type | Trade receivables, generation [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,116,040	20,108,963
Portfolio By Type | Trade receivables, generation [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		179,498,353
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	186,724,468
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,057,994	2,770,582
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	333,079	1,165,177
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	279,100	773,502
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,021	900,093
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	42,015	5,101,117
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	334,298	13,609
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	399,552	553,986
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	228,498	3,593,733
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,116,040	20,108,963
Portfolio By Type | Trade receivables, generation [Member] | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		179,482,501
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	45,285
Portfolio By Type | Trade receivables, generation [Member] | Others [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		15,852
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Non-current receivables		5,751,509
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	195,525,065	214,479,115
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	45,285
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Non-current receivables		5,723,942
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	195,525,065	214,463,263
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Others [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Non-current receivables		27,567
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Others [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		15,852
Portfolio By Type | Trade receivables, generation [Member] | Gross Carrying Amount [Member] | Others [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	45,285
Portfolio By Type | Trade receivables, distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	101,580,927
Portfolio By Type | Trade receivables, distribution [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,067,148
Portfolio By Type | Trade receivables, distribution [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		3,951,138
Portfolio By Type | Trade receivables, distribution [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	27,144,334	27,397,380
Portfolio By Type | Trade receivables, distribution [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,428,065
Portfolio By Type | Trade receivables, distribution [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		1,756,446
Portfolio By Type | Trade receivables, distribution [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	15,240,414	11,558,893
Portfolio By Type | Trade receivables, distribution [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,933,127
Portfolio By Type | Trade receivables, distribution [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		448,919
Portfolio By Type | Trade receivables, distribution [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,949,158	3,040,431
Portfolio By Type | Trade receivables, distribution [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	767,886
Portfolio By Type | Trade receivables, distribution [Member] | 91 - 120 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		286,640
Portfolio By Type | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,807,065	1,078,799
Portfolio By Type | Trade receivables, distribution [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	372,319
Portfolio By Type | Trade receivables, distribution [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		230,854
Portfolio By Type | Trade receivables, distribution [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,174,604	651,903
Portfolio By Type | Trade receivables, distribution [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	348,718
Portfolio By Type | Trade receivables, distribution [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		525,184
Portfolio By Type | Trade receivables, distribution [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,192,656	2,402,146
Portfolio By Type | Trade receivables, distribution [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	334,627
Portfolio By Type | Trade receivables, distribution [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		109,839
Portfolio By Type | Trade receivables, distribution [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,727,453	1,462,458
Portfolio By Type | Trade receivables, distribution [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	343,968
Portfolio By Type | Trade receivables, distribution [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		83,669
Portfolio By Type | Trade receivables, distribution [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,371,073	569,329
Portfolio By Type | Trade receivables, distribution [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	197,387
Portfolio By Type | Trade receivables, distribution [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		4,125,709
Portfolio By Type | Trade receivables, distribution [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	44,191,184	39,114,907
Portfolio By Type | Trade receivables, distribution [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,297,059
Portfolio By Type | Trade receivables, distribution [Member] | Current Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		3,987,901
Portfolio By Type | Trade receivables, distribution [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		96,922,455
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	17,522,970
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	248,972
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,565,888	6,499,554
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		67,366
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,590,254	2,148,243
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	397,617
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	940,754	1,231,708
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	168,838	209,825
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,809,919	146,867
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		25,984
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	357,379	1,174,012
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	30,481	46,128
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,237	2,424
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	13,521,914	10,921,775
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	106,433
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		23,376,286
Portfolio By Type | Trade receivables, distribution [Member] | Large customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		210,068
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,271,061
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	13,256
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,458,386	742,560
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	400,120	720,158
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,326,869	1,276,089
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	158,851	332,719
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	302,412	276,617
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	209,251
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	352,568	293,193
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		350
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,481,759	94,247
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,163,383	850,424
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	88,164	368,098
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	142,797	746,228
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	197,538
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	940,106	301,331
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	53,965	1,845
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,682,123	7,610,652
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	27,276	15,221
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		2,211,715
Portfolio By Type | Trade receivables, distribution [Member] | Institutional customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		376,569
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	81,786,896
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,804,920
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	19,120,060	20,155,266
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,027,945	3,163,614
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,323,291	8,134,561
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,376,659	1,423,727
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,705,992	1,532,106
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	558,635	448,919
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,285,659	575,781
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	372,319	286,290
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	882,926	410,789
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	348,718	204,870
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	671,894	377,710
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	246,463	157,086
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,554,175	670,102
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	146,430	109,839
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	423,730	265,574
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	143,422	81,824
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	20,987,147	20,582,480
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,163,350	4,110,488
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		71,334,454
Portfolio By Type | Trade receivables, distribution [Member] | Mass-market Customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		3,401,264
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		15,506,299
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Non-current receivables		755,931
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Non-current receivables		1,862,438
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	202,378,868	184,198,701
Non-current receivables	376,463
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	17,090,304
Non-current receivables	1,478,802
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Non-current receivables		34,602
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	45,515,634	45,756,822
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Large customers [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	753,022	303,418
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Institutional customers [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Non-current receivables		418,837
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Institutional customers [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	19,121,464	14,403,056
Non-current receivables	34,400
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Institutional customers [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,148,421	1,814,960
Non-current receivables	39,444
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Non-current receivables		721,329
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Non-current receivables		1,443,601
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	137,741,770	124,038,823
Non-current receivables	342,063
Portfolio By Type | Trade receivables, distribution [Member] | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	15,188,861	$ 13,387,921
Non-current receivables	$ 1,439,358